Operating Profit (Details) - Schedule of operating profit - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Operating profit is stated after accounting for the following charges:
Auditor remuneration	R 13,347	R 6,282	R 4,841
– Current year (audit services)	13,347	6,207	4,841
– Current year (other services)		75
Depreciation of property, plant and equipment	372,936	282,976	238,515
Amortization of capitalized commission assets	46,957	31,262	22,996
Amortization of intangible assets	25,856	12,786	2,005
Write down of inventory to net realizable value		7,623	10,230
Research and development	100,138	44,924	48,284
Employee costs	396,369	325,686	337,848
Defined contribution plan	R 21,742	R 17,731	R 19,062